Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments
	December 31, 2018		December 31, 2017
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$ 58,590	$ 58,590	$ 24,047	$ 24,047
Restricted cash	$ 2,865	$ 2,865	$ 5,886	$ 5,886
Amounts due from related parties, short-term	$ 28,562	$ 28,562	$ 10,545	$ 10,545
Loans receivable from affiliates	$ 27,657	$ 27,657	$ 11,706	$ 11,706
Amounts due from related parties, long-term	$ 28,880	$ 28,880	$ 34,891	$ 34,891
Notes receivable, net of current portion	$ 11,629	$ 11,629	$ 15,897	$ 15,897
Note receivable from affiliates	$ 4,525	$ 4,525	$ 4,253	$ 4,253
Term Loan B Facility, net	$ (408,662)	$ (414,352)	$ (425,144)	$ (441,471)
Other long-term borrowings, net	$ (98,823)	$ (100,513)	$ (68,319)	$ (69,161)

Fair Value Measurements On a Nonrecurring Basis
Fair Value Measurements at December 31, 2018
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 58,590	$ 58,590	—	—
Restricted cash	$ 2,865	$ 2,865	—	—
Amounts due from related parties, short-term	$ 28,562	—	$ 28,562	—
Loans receivable from affiliates	$ 27,657	—	$ 27,657	—
Amounts due from related parties, long-term	$ 28,880	—	$ 28,880	—
Notes receivable, net of current portion(2)	$ 11,629	—	$ 11,629	—
Note receivable from affiliates	$ 4,525	—	$ 4,525	—
Term Loan B facility, net(1)	$ (414,352)	—	$ (414,352)	—
Other long-term borrowings, net (1)	$ (100,513)	—	$ (100,513)	—

Fair Value Measurements at December 31, 2017
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 24,047	$ 24,047	—	—
Restricted cash	$ 5,886	$ 5,886	—	—
Amounts due from related parties, short-term	$ 10,545	—	$ 10,545	—
Loans receivable from affiliates	$ 11,706	—	$ 11,706	—
Amounts due from related parties, long-term	$ 34,891	—	$ 34,891	—
Notes receivable, net of current portion(2)	$ 15,897	—	$ 15,897	—
Note receivable from affiliates	$ 4,253	—	$ 4,253	—
Term Loan B facility, net(1)	$ (441,471)	—	$ (441,471)	—
Other long-term borrowings, net(1)	$ (69,161)	—	$ (69,161)	—

Fair Value Measurements at December 31, 2018
	Total	Level I	Level II	Level III
Vessels, net (for Navios Felicity)	$ 4,705	—	$ 4,705	—
Vessels, net (for Navios Libra II)	$ 4,559	—	$ 4,559	—

Fair Value Measurements at December 31, 2017
	Total	Level I	Level II	Level III
Vessels, net (for Navios Gemini S)	$ 4,078	—	$ 4,078	—
Vessels, net (for Navios Hope)	$ 16,127	—	$ 16,127	—
  (1) The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.
  (2) The fair value is estimated based on currently available information on the Company’s counterparty with similar contract terms, interest rate and remaining maturities.